Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Investments
Investments made/transferred from prepayments	$ 258,350	$ 375,620	$ 232,134
Impairment charge	211,985	249,935	24,074
Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Investments made/transferred from prepayments	134,925	268,734	134,797
Cost Method/Equity Securities Without Readily Determinable Fair Values | Private high tech companies
Long-term Investments
Investments made/transferred from prepayments	134,900	268,700
Cost Method/Equity Securities Without Readily Determinable Fair Values | Yixia Tech
Long-term Investments
Investments made/transferred from prepayments		100,000
Aggregate gross investment		290,000
Impairment charge		214,700
Cost Method/Equity Securities Without Readily Determinable Fair Values | A financing guarantee company
Long-term Investments
Investments made/transferred from prepayments	46,800
Cost Method/Equity Securities Without Readily Determinable Fair Values | A commercial search business
Long-term Investments
Investments made/transferred from prepayments	30,600
Equity Method
Long-term Investments
Investments made/transferred from prepayments	$ 92,925	91,869	$ 97,337
Equity Method | A company providing consumer finance services
Long-term Investments
Investments made/transferred from prepayments		$ 57,400